CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details Narrative) - Separate [member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Restricted capital and reserves	$ 25,632	¥ 176,808
Dividend payables		¥ 0	¥ 0	¥ 0